=========================
                                                              OMB APPROVAL
                                                       =========================
                                                       OMB Number: 3235-0570
                                                       Expires: October 31, 2006
                                                       =========================
                                                       Estimated average burden
                                                       hours per response: 19.3
                                                       =========================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-07148
                                    --------------------------------------------


                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   3707 W. Maple Road        Bloomfield Hills, Michigan              48301
--------------------------------------------------------------------------------
        (Address of principal executive offices)                  (Zip code)


                               George P. Schwartz
                        Schwartz Investment Counsel, Inc.
                               3707 W. Maple Road
                        Bloomfield Hills, Michigan 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (248) 644-8500
                                                    ----------------------------

Date of fiscal year end:         December 31, 2004
                            -------------------------------------------


Date of reporting period:            June 30, 2004
                            -------------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



 SHAREHOLDER ACCOUNTS           [GRAPHIC OMITTED]          CORPORATE OFFICES
  c/o Ultimus Fund                                        3707 W. Maple Road
    Solutions, LLC                                    Bloomfield Hills, MI 48301
   P.O. Box 46707                                           (248) 644-8500
 Cincinnati, OH 45246                                     Fax (248) 644-4250
    1-888-726-0753


                              SCHWARTZ VALUE FUND


Dear Fellow Shareowner,

In the first half of the year, small and mid-caps once again outshined their large-cap counterparts. Since the Schwartz Value Fund focuses primarily on small and medium sized companies, the Fund benefited accordingly. For the six-month and one-year periods ended June 30, 2004, the Schwartz Value Fund outperformed the following major stock market indices.

                                        TOTAL RETURN         TOTAL RETURN
                                       6 MONTHS ENDED       12 MONTHS ENDED
                                        JUNE 30, 2004        JUNE 30, 2004
                                       --------------       ---------------
Schwartz Value Fund(A)                      9.3%                  34.1%
Russell 2000 Index                          6.8%                  33.4%
NASDAQ Composite Index(B)                   2.2%                  26.2%
S&P 500 Index                               3.4%                  19.1%
Dow Jones Industrial Average                0.8%                  18.6%

(A)  Total returns do not include the impact of sales loads.

(B)  Excluding dividends.

Encouragingly, the Schwartz Value Fund's superior results are being recognized by the investment community. The Fund's one year return was recently recognized in the Wall Street Journal's section "Category Kings" (published in the July 6, 2004 edition). Always keep in mind that past performance is no guarantee of future returns.

Three of the Schwartz Value Fund's best performing stocks this year are small-caps: Chattem, Inc., Input/Output, Inc., and Maxwell Shoe Company, Inc. Chattem (CHTT) is a manufacturer and marketer of over-the-counter healthcare and consumer products. The stock has risen more than 60% since the beginning of the year due to improved operating results generated by successful new product introductions and expense reduction initiatives. The company has just completed a new state-of-the-art research and development facility, which will facilitate the yearly roll out of new products. Input/Output (IO), up over 80% this year, has benefited from the healthy rebound in energy company exploration budgets fueled by rising energy prices. The company's prospects are further enhanced by early indications of commercial adoption of their newest generation of seismic technology. Maxwell Shoe (MAXS) designs, develops and markets casual and dress footwear for women and children under several brand names. In the second quarter, the company agreed to be acquired by Jones Apparel Group Inc. (another Fund holding) at $23.25, which is a 68% premium to our cost. Once the acquisition closes, Jones Apparel will be one of the world's largest footwear producers, complementing its successful apparel and accessories businesses.

The fundamental underpinnings for a sustainable economic recovery are in place. Strong job growth in March and April, which occurred in conjunction with recent signs of an uptick in inflation caused the Fed to raise the Fed Funds rate from a 46-year low of 1% to 1.25%. Despite the first rate hike in 4 years, with more likely to come, interest rates are still exceedingly accommodative. With some recent signs the economy may be slowing from its torrid pace, fears of incipient inflation could be overblown, allowing Greenspan to stick to his goal of slow and measured rate increases. Productivity growth is still strong and GDP growth should continue in the 4% range. Corporate profits in the second quarter could register another 25%+ gain. With gushing profits the past few quarters, corporations are flush with cash. As a result, merger & acquisition activity has been booming and companies are raising capital expenditure budgets, increasing dividends, and boosting payrolls. Most companies are still in the early stages of rebounding from the recession and the effects of 9/11. Therefore, substantial growth in corporate earnings and free cash flow should continue well into 2005.

As the stock market has risen sharply in the past 18 months, the number of new, attractive investment opportunities has diminished. Nevertheless, in recent months the Schwartz Value Fund has purchased shares of several financially strong companies, selling at reasonable prices, including Fargo Electronics, Inc., Lifetime Hoan Corporation, and Polaris Industries, Inc. Fargo Electronics
(FRGO) uses proprietary technology to manufacture security ID cards encoded with barcodes, magnetic strips, holograms, and microchips. With a worldwide customer base and a recurring revenue stream from the sale of consumable ink cartridges and blank cards, Fargo generates high margins and a mid-teens ROE with zero debt. The company is benefiting from increased spending on homeland security initiatives. Lifetime Hoan (LCUT) designs, markets and distributes over 4,000 household tools, gadgets and small appliances under several brand names. Cost-cutting measures, along with several new products, promise to materially improve profits over the next 12 to 24 months. The balance sheet is as we like them - impeccable - with no debt. Polaris Industries (PII) is a leading manufacturer of all-terrain vehicles, snowmobiles, personal watercraft and motorcycles. The company has generated an average ROE of 30% each year for the last 12 years, has very little debt, and is a strong cash generator. Operating efficiencies from a re-engineering at its main production facility have significantly lowered costs, which has resulted in higher margins.


                                            Best Regards,

                                            SCHWARTZ VALUE FUND

                                            /s/ George P. Schwartz

                                            George P. Schwartz, CFA
                                            President
July 30, 2004

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS -- 97.5%                               MARKET VALUE
--------------------------------------------------------------------------------
              AEROSPACE/DEFENSE -- 3.7%
   10,000     General Dynamics Corporation .......................   $ 993,000
   15,000     Harris Corporation .................................     761,250
   25,000     Rockwell Collins, Inc. .............................     833,000
                                                                    ----------
                                                                     2,587,250
                                                                    ----------
              APPAREL & TEXTILES-- 5.9%
   50,000     Jones Apparel Group, Inc. ..........................   1,974,000
    8,000     K-Swiss, Inc. - Class A ............................     161,680
   27,500     Mohawk Industries, Inc. * ..........................   2,016,575
                                                                    ----------
                                                                     4,152,255
                                                                    ----------

              BUILDING MATERIALS & CONSTRUCTION-- 5.5%
   20,000     Champion Enterprises, Inc. * .......................     183,600
   10,000     Fleetwood Enterprises, Inc. * ......................     145,500
   67,500     Pulte Homes, Inc. ..................................   3,512,025
                                                                    ----------
                                                                     3,841,125
                                                                    ----------
              BUSINESS & INDUSTRIAL PRODUCTS-- 1.1%
   20,000     Genuine Parts Company ..............................     793,600
                                                                    ----------

              BUSINESS SERVICES-- 8.3%
   27,500     Convergys Corporation * ............................     423,500
   95,000     Fargo Electronics, Inc. * ..........................   1,055,450
   60,000     First Data Corporation .............................   2,671,200
    2,500     Kronos, Inc. * .....................................     103,000
   60,000     Neogen Corporation * ...............................   1,032,660
   35,000     Superior Uniform Group, Inc. .......................     556,150
                                                                    ----------
                                                                     5,841,960
                                                                    ----------
              COMMUNICATION EQUIPMENT & SERVICES-- 0.9%
   25,000     Hector Communications Corporation * ................     517,500
    5,000     Universal Electronics, Inc.* .......................      87,650
                                                                    ----------
                                                                       605,150
                                                                    ----------
              CONSUMER PRODUCTS-- DURABLES-- 5.9%
   85,000     Craftmade International, Inc. ......................   1,683,000
    7,500     Ethan Allen Interiors, Inc. ........................     269,325
    7,500     Furniture Brands International, Inc. ...............     187,875
   75,000     Leggett & Platt, Inc. ..............................   2,003,250
                                                                    ----------
                                                                     4,143,450
                                                                    ----------

================================================================================
   SHARES     COMMON STOCKS-- 97.5% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
              CONSUMER PRODUCTS-- NONDURABLES-- 10.8%
   40,000     Chattem, Inc. * .................................... $ 1,154,800
    4,000     Coach, Inc. * ......................................     180,760
    5,000     Fortune Brands, Inc. ...............................     377,150
   65,000     Lifetime Hoan Corporation ..........................   1,481,350
   75,000     Maxwell Shoe Company, Inc. * .......................   1,743,000
  158,486     Velcro Industries N.V ..............................   1,825,759
   22,500     Weyco Group, Inc. ..................................     771,548
                                                                    ----------
                                                                     7,534,367
                                                                    ----------
              EDUCATION -- 0.7%
   50,000     Nobel Learning Communities, Inc. * .................     350,000
    1,000     Strayer Education, Inc. ............................     111,570
                                                                    ----------
                                                                       461,570
                                                                    ----------
              ELECTRONICS -- 0.7%
   55,125     Sparton Corporation * ..............................     487,856
                                                                    ----------

              ENERGY & MINING-- 10.8%
   25,000     Diamond Offshore Drilling, Inc. ....................     595,750
  250,000     Input/Output, Inc. * ...............................   2,072,500
   65,000     Patterson-UTI Energy, Inc. .........................   2,171,650
   35,000     Pioneer Natural Resources Company ..................   1,227,800
   50,000     XTO Energy, Inc. ...................................   1,489,500
                                                                    ----------
                                                                     7,557,200
                                                                    ----------
              ENVIRONMENTAL SERVICES-- 0.4%
   15,000     Layne Christensen Company * ........................     248,250
                                                                    ----------

              FINANCE-- BANKS & THRIFTS-- 2.6%
   25,000     Comerica, Inc. .....................................   1,372,000
   17,500     Synovus Financial Corporation ......................     443,100
                                                                    ----------
                                                                     1,815,100
                                                                    ----------
              FINANCE-- INSURANCE-- 4.4%
   35,000     MBIA, Inc. .........................................   1,999,200
  182,700     Unico American Corporation * .......................   1,096,200
                                                                    ----------
                                                                     3,095,400
                                                                    ----------
              FINANCE-- MISCELLANEOUS-- 1.4%
   20,000     H&R Block, Inc. ....................................     953,600
                                                                    ----------

              HEALTHCARE -- 8.0%
   13,500     Lincare Holdings, Inc. * ...........................     443,610
   20,000     Manor Care, Inc. ...................................     653,600
   64,800     National Dentex Corporation * ......................   1,877,904
  100,000     STERIS Corporation * ...............................   2,256,000
   20,000     Theragenics Corporation * ..........................      92,400
    6,000     Waters Corporation * ...............................     286,680
                                                                    ----------
                                                                     5,610,194
                                                                    ----------

================================================================================
   SHARES     COMMON STOCKS-- 97.5% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
              HOLDING COMPANIES-- 1.2%
   45,000     PICO Holdings, Inc.* ............................... $   860,355
                                                                    ----------

              INDUSTRIAL PRODUCTS & SERVICES-- 5.8%
   45,600     Balchem Corporation ................................   1,254,000
    5,000     Dover Corporation ..................................     210,500
   10,000     Graco, Inc. ........................................     310,500
   35,000     Maritrans, Inc. ....................................     526,750
   25,000     Simpson Manufacturing Company, Inc. ................   1,403,000
   10,000     Snap-on, Inc. ......................................     335,500
                                                                    ----------
                                                                     4,040,250
                                                                    ----------

              LEISURE & ENTERTAINMENT-- 2.6%
   12,500     Monaco Coach Corporation ...........................     352,125
   30,000     Polaris Industries, Inc. ...........................   1,440,000
                                                                    ----------
                                                                     1,792,125
                                                                    ----------
              MISCELLANEOUS -- 0.5%
   10,000     Matthews International Corporation .................     329,400
                                                                    ----------

              PRINTING & PUBLISHING-- 1.6%
   13,400     Courier Corporation ................................     559,316
   20,000     ProQuest Company * .................................     545,000
                                                                    ----------
                                                                     1,104,316
                                                                    ----------
              REAL ESTATE-- 2.9%
   50,000     Arlington Hospitality, Inc. * ......................     162,400
   45,000     Health Care Property Investors, Inc. ...............   1,081,800
   16,499     I. Gordon Realty Corporation * .....................     194,688
   20,000     Washington Real Estate Investment Trust ............     587,600
                                                                    ----------
                                                                     2,026,488
                                                                    ----------
              RETAIL -- 11.8%
   35,000     Brookstone, Inc. * .................................     701,750
  100,000     Christopher & Banks Corporation ....................   1,771,000
   35,000     Darden Restaurants, Inc. ...........................     719,250
  100,000     Dollar Tree Stores, Inc. * .........................   2,743,000
   20,000     Hibbett Sporting Goods, Inc. * .....................     547,000
   50,000     Ross Stores, Inc. ..................................   1,338,000
   15,000     Ryan's Restaurant Group, Inc. * ....................     237,000
    5,000     Tractor Supply Company * ...........................     209,100
                                                                    ----------
                                                                     8,266,100
                                                                    ----------

              TOTAL COMMON STOCK (Cost $54,140,531)                $68,147,361
                                                                    ----------

================================================================================
   SHARES     OPEN-END FUNDS -- 0.0%                               MARKET VALUE
--------------------------------------------------------------------------------
       40     Sequoia Fund (Cost $5,036) ......................... $     6,141
                                                                    ----------

================================================================================
   SHARES     CASH EQUIVALENTS -- 2.3%                             MARKET VALUE
--------------------------------------------------------------------------------
1,624,396     First American Government Obligations Fund - Class Y
               (Cost $1,624,396) ................................. $  1,624,396
                                                                    -----------


              TOTAL INVESTMENTS-- 99.8% (Cost $55,769,963) ....... $ 69,777,898

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.2%........      155,013
                                                                    -----------

              NET ASSETS-- 100.0% ................................ $ 69,932,911
                                                                   ============


*    Non-income producing security.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
================================================================================
ASSETS
Investments, at value (cost of $55,769,963) (Note 1) ..........    $69,777,898
Cash ..........................................................          8,388
Receivable for capital shares sold ............................        515,262
Receivable for investment securities sold .....................        270,844
Dividends and interest receivable .............................         74,750
Other assets ..................................................         15,511
                                                                   -----------
   TOTAL ASSETS ...............................................     70,662,653
                                                                    ----------

LIABILITIES
Payable for capital shares redeemed ...........................         22,900
Payable for investment securities purchased ...................        425,816
Accrued investment advisory fees (Note 2) .....................        258,168
Payable to affiliate (Note 2) .................................          8,600
Other accrued expenses and liabilities ........................         14,258
                                                                    ----------
   TOTAL LIABILITIES ..........................................        729,742
                                                                    ----------

NET ASSETS ....................................................    $69,932,911
                                                                   ===========


NET ASSETS CONSIST OF:
Paid-in capital ...............................................    $48,931,332
Accumulated net investment loss ...............................       (289,252)
Accumulated net realized gains from security transactions .....      7,282,896
Net unrealized appreciation on investments ....................     14,007,935
                                                                   -----------
NET ASSETS ....................................................    $69,932,911
                                                                   ===========


Shares of beneficial interest outstanding (unlimited number of
shares authorized, no par value) ..............................      2,476,221
                                                                   ===========


Net asset value and offering price per share (a) ..............    $     28.24
                                                                   ===========


(a)  Redemption price varies based on length of time held (Note 1).

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
================================================================================
INVESTMENT INCOME
   Dividends ..................................................    $   308,351
   Interest ...................................................         11,768
                                                                    ----------
      TOTAL INCOME ............................................        320,119
                                                                    ----------

EXPENSES
   Investment advisory fees (Note 2) ..........................        498,099
   Administration, accounting and transfer agent
    fees (Note 2) .............................................         50,070
   Trustees' fees and expenses ................................         15,124
   Registration fees ..........................................         10,482
   Legal and audit fees .......................................          7,106
   Custodian fees .............................................          5,469
   Reports to shareholders ....................................          4,979
   Postage and supplies .......................................          4,877
   Insurance expense ..........................................          3,675
   Other expenses .............................................          9,490
                                                                    ----------
      TOTAL EXPENSES ..........................................        609,371
                                                                    ----------

NET INVESTMENT LOSS ...........................................       (289,252)
                                                                    ----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions ..............      7,585,392
   Net change in unrealized appreciation/(depreciation)
    on investments ............................................     (1,793,067)
                                                                    ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ..............      5,792,325
                                                                    ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ....................    $ 5,503,073
                                                                   ===========


See notes to financial statements.


SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================
                                                           SIX MONTHS
                                                               ENDED        YEAR ENDED
                                                          JUNE 30, 2004     DECEMBER 31,
                                                            (UNAUDITED)       2003
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ................................   $   (289,252)   $   (362,607)
   Net realized gains from security transactions ......      7,585,392       5,874,835
   Net change in unrealized appreciation/(depreciation)
    on investments ....................................     (1,793,067)     11,448,186
                                                            ----------      ----------
Net increase in net assets from operations ............      5,503,073      16,960,414
                                                            ----------      ----------


FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments .............            --      ( 4,924,240)
                                                            ----------      ----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..........................     10,605,637      19,614,500
   Reinvestment of distributions to shareholders ......           --         4,379,217
   Payments for shares redeemed .......................     (5,767,688)    (20,699,160)
                                                            ----------      ----------
Net increase in net assets from capital
 share transactions ...................................      4,837,949       3,294,557
                                                            ----------      ----------

TOTAL INCREASE IN NET ASSETS ..........................     10,341,022      15,330,731

NET ASSETS
   Beginning of period ................................     59,591,889      44,261,158
                                                            ----------      ----------
   End of period ......................................   $ 69,932,911    $ 59,591,889
                                                          ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ........................................        380,508         880,141
   Shares issued in reinvestment of distributions
    to shareholders ...................................           --           169,474
   Shares redeemed ....................................       (210,761)       (934,379)
                                                            ----------      ----------
   Net increase in shares outstanding .................        169,747         115,236
   Shares outstanding, beginning of period ............      2,306,474       2,191,238
                                                            ----------      ----------
   Shares outstanding, end of period ..................      2,476,221       2,306,474
                                                          ============    ============




See notes to financial statements.


SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================================================================
                                                  SIX MONTHS      YEAR          YEAR         YEAR          YEAR         YEAR
                                                     ENDED        ENDED         ENDED        ENDED        ENDED         ENDED
                                                 JUNE 30, 2004   DEC. 31,      DEC. 31,     DEC. 31,     DEC. 31,      DEC. 31,
                                                  (UNAUDITED)     2003          2002         2001         2000          1999
--------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ......     $  25.84     $  20.20      $  23.74     $  20.62     $  19.74      $  21.50
                                                   --------     --------      --------     --------     --------      --------

Income/(loss) from investment operations:
   Net investment loss ......................        (0.12)       (0.16)        (0.21)       (0.12)       (0.01)        (0.15)
   Net realized and unrealized gains/(losses)
      on investments ........................         2.52         8.10         (3.33)        5.91         1.84         (0.38)
                                                   --------     --------      --------     --------     --------      --------
Total from investment operations ............         2.40         7.94         (3.54)        5.79         1.83         (0.53)
                                                   --------     --------      --------     --------     --------      --------

Less distributions:
   From net realized gains on investments ...           --       ( 2.30)           --       ( 2.67)      ( 0.92)       ( 1.05)
   In excess of net realized gains
    on investments ..........................           --           --            --           --       ( 0.03)       ( 0.18)
                                                   --------     --------      --------     --------     --------      --------
Total distributions .........................           --       ( 2.30)           --       ( 2.67)       (0.95)       ( 1.23)
                                                   --------     --------      --------     --------     --------      --------

Net asset value at end of period ............     $  28.24    $   25.84     $   20.20    $   23.74    $   20.62     $   19.74
                                                   ========    ========      ========     ========     ========      ========


Total return ................................        9.3%(a)       39.3%        (14.9)%       28.1%         9.3%         (2.5)%
                                                   ========    ========      ========     ========     ========      ========


Ratios/Supplementary Data:

Net assets at end of period (000's) .........     $ 69,933    $  59,592     $  44,261    $  50,031    $  35,949     $  41,672
                                                   ========    ========      ========     ========     ========      ========


Ratio of expenses to average net assets .....       1.83%(b)        1.89%         1.95         2.04%        2.10%         2.05%

Ratio of net investment loss to
 average net assets .........................    (0.87)%(b)       (0.73)%       (0.98)%      (0.62)%      (0.06)%       (0.61)%

Portfolio turnover rate .....................        73%(b)          74%          103%         103%          70%           59%

(a)  Not annualized.

(b)  Annualized.

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for more detailed information regarding the investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a 1%contingent deferred sales load if redeemed within one year of their purchase.

The following is a summary of significant  accounting  policies  followed by the
Fund:

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     (b) INCOME TAXES -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

================================================================================

     The tax character of distributable earnings at June 30, 2004 was as follows:

            Accumulated ordinary income           $  1,185,917
            Undistributed long-term gains            5,948,421
            Unrealized appreciation                 13,867,241
                                                  ------------
            Total distributable earnings          $ 21,001,579
                                                  ============

     For federal income tax purposes, the cost of portfolio investments amounted to $55,910,657 at June 30, 2004. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

            Gross unrealized appreciation         $ 14,626,376
            Gross unrealized depreciation            ( 759,135)
                                                  ------------
            Net unrealized appreciation           $ 13,867,241
                                                  ============

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America (GAAP).

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended June 30, 2004 and December 31, 2003 were as follows:

                                      Long-Term     Long-Term
                        Ordinary        Capital       Capital         Total
     Period Ended        Income        Gains (20%)  Gains (15%)   Distributions
     ---------------------------------------------------------------------------
     June 30, 2004      $     --     $       --     $       --      $      --
     December 31, 2003  $ 259,837    $ 1,008,267    $ 3,656,136     $ 4,924,240

     (e) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). Certain other trustees and officers of the Fund are officers of the Adviser, or of Schwartz Fund Distributors, Inc. (the Distributor), the Fund's principal underwriter, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Fund.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Adviser a quarterly fee equal to the annual rate of 1.5% of its average daily net assets up to $75 million; 1.25% of such assets from $75 million to $100 million; and 1% of such assets in excess of $100 million.

The Distributor serves as the principal underwriter for the distribution of shares of the Fund. During the six months ended June 30, 2004, the Distributor collected $970 in contingent deferred sales loads on redemptions of Fund shares.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of .15% of its average daily net assets, subject to a minimum monthly fee of $4,000.

3. INVESTMENT TRANSACTIONS

During the six months ended June 30, 2004, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $28,773,548 and $23,263,021, respectively.

SCHWARTZ VALUE FUND
INVESTMENT PHILOSOPHY
================================================================================
Schwartz Value Fund ("SVF") seeks long-term capital appreciation through value investing - purchasing shares of strong, growing companies at reasonable prices. Because small and medium size companies offer vast reward opportunities, fundamental analysis is used to identify emerging companies with outstanding business characteristics. Sometimes the best values are issues not followed closely by Wall Street analysts.

Most value investors buy fair companies at an excellent price. SVF attempts to buy excellent companies at a fair price. The essence of value investing is finding companies with great business characteristics, which by their nature offer a margin of safety. A truly fine business requires few assets to provide a consistently expanding stream of income. SVF purchases shares which are temporarily out-of-favor and selling below intrinsic value.

A common thread in SVF investments is that the market price is below what a corporate or entrepreneurial buyer might be willing to pay for the entire business. The auction nature and the inefficiencies of the stock market are such that SVF can often buy a minority interest in a fine company at a small fraction of the price per share necessary to acquire the entire company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

SCHWARTZ VALUE FUND
a series of                                           SCHWARTZ
Schwartz Investment Trust                            VALUE FUND
3707 W. Maple Road
Bloomfield Hills, Michigan 48301                    A SERIES OF
(248) 644-8500
                                                      SCHWARTZ
BOARD OF TRUSTEES                                    INVESTMENT
Peter F. Barry                                         TRUST
Donald J. Dawson, Jr.
Fred A. Erb
Bowie K. Kuhn
John J. McHale, Emeritus
Sidney F. McKenna
George P. Schwartz, CFA                           [GRAPHIC OMITTED]
Gregory J. Schwartz, Chairman

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President          SEMI-ANNUAL REPORT

INVESTMENT ADVISER                                   (UNAUDITED)
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301               FOR THE SIX MONTHS ENDED

DISTRIBUTOR                                          JUNE 30, 2004
SCHWARTZ FUND DISTRIBUTORS, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301                 TICKER SYMBOL:  RCMFX

PRIMARY SELLING AGENT
GREGORY J. SCHWARTZ & CO., INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

AUDITORS
DELOITTE & TOUCHE LLP
180 N. Stetson Ave
Chicago, IL 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006

                               AVE MARIA CATHOLIC
                                   VALUES FUND

                                    AVE MARIA
                                   GROWTH FUND

                                    AVE MARIA
                                    BOND FUND


                                [GRAPHIC OMITTED]


                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2004

                                 TICKER SYMBOLS:
                              AVEMX - AVEGX - AVEFX

SHAREHOLDER ACCOUNTS                                      CORPORATE OFFICES
  c/o Ultimus Fund            [GRAPHIC OMITTED]          3707 W. Maple Road
   Solutions, LLC                                    Bloomfield Hills, MI 48301
   P.O. Box 46707                  Ave Maria               (248) 644-8500
Cincinnati, OH 45246                Mutual               Fax (248) 644-4250
   1-888-726-9331                   Funds



Dear Shareowner of:

         Ave Maria Catholic Values Fund (AVEMX)
         Ave Maria Growth Fund (AVEGX)
         Ave Maria Bond Fund (AVEFX)

Of the thousands of mutual funds in which you could have invested, I think you've made a wise decision to put a portion of your assets into the Ave Maria Mutual Funds. You and over 3,500 other shareholders have made these Funds the largest and fastest-growing Catholic mutual funds in the country.

As detailed elsewhere in this report, the investment performance of each Fund has been well above their relevant benchmarks. Our talented team of analysts and portfolio managers know that good investment performance is crucial to attracting and keeping long-term investors. As important as the Catholic focus of these Funds are, we understand that serious individual and institutional investors also want to achieve superior investment returns. At Schwartz Investment Counsel, Inc., we're doing our best to produce such results, and the hard work seems to be paying off. After completing three years of operation, the Ave Maria Catholic Values Fund was recently assigned a 5-star rating by Morningstar Mutual Funds rating service (ranked among 264 Mid-Cap Blend Funds for the 3-year period ended June 30, 2004).

Although each of the three Funds is distinct from each other, the securities in all the Funds have some common characteristics. The stocks and bonds held are of companies that we believe are strong and growing, and which do not violate the core principles of the Catholic Church as identified by our Catholic Advisory Board. Eliminated from consideration for the portfolios are companies that support the culture of death, either directly or through contributions to Planned Parenthood. Also screened out are purveyors of pornography, and companies which undermine the sanctity of marriage by offering their employees non-marital partner benefits.

It's an honor to be managing Catholic mutual funds on your behalf.

                                With best wishes,

                             /s/ George P. Schwartz

                             George P. Schwartz, CFA
                                    President
July 30, 2004

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
================================================================================

Ave Maria Catholic Values Fund:
   Portfolio Manager Commentary .......................................    2
   Schedule of Investments ............................................    4

Ave Maria Growth Fund:
   Portfolio Manager Commentary .......................................    7
   Schedule of Investments ............................................    8

Ave Maria Bond Fund:
   Portfolio Manager Commentary .......................................   10
   Schedule of Investments ............................................   11

Statements of Assets and Liabilities ..................................   14

Statements of Operations ..............................................   15

Statements of Changes in Net Assets:
   Ave Maria Catholic Values Fund .....................................   16
   Ave Maria Growth Fund ..............................................   17
   Ave Maria Bond Fund ................................................   18

Financial Highlights:
   Ave Maria Catholic Values Fund .....................................   19
   Ave Maria Growth Fund ..............................................   20
   Ave Maria Bond Fund - Class I ......................................   21
   Ave Maria Bond Fund - Class R ......................................   22

Notes to Financial Statements .........................................   23

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareowner:

The Ave Maria Catholic Values Fund continued to produce above market returns during the first half of the year. The Fund's 10.20% six-month return through June 30, 2004 compared favorably to 3.44% for the S&P 500 Index and 6.08% for the S&P Midcap 400 Index.

Since inception over three years ago, the Fund has convincingly outperformed its benchmarks:

                                          Since 5-01-01 Inception
                                               Through 6-30-04
                                        --------------------------
                                                 Total Return
                                        --------------------------

                                        Cumulative     Annualized
                         AVEMX             41.8%          11.7%
                         S&P 500           -5.1%          -1.6%
                         S&P 400 Mid-cap   22.4%           6.6%

This portfolio will not continuously outperform the market this decisively, although we do our utmost to deliver above market returns through the focused execution of our long-term, value-oriented investment philosophy.

The Fund's good year-to-date performance can be attributed broadly across the portfolio's holdings, but especially to positions in the consumer products and energy sectors such as Harley Davidson, Inc., Maxwell Shoe Company, Inc., Chattem Inc., Input/Output, Inc. and XTO Energy Inc. Financial stocks were a modest drag on performance as they traded down in anticipation of the Federal Reserve's well-advertised intention to raise short-term interest rates. We have recently taken advantage of these lower prices by adding selectively to holdings of financial companies that should not be negatively impacted by a moderate interest rate increase.

Our outlook remains positive. The market has marked time for the last few months as the economic and corporate profit outlook transitioned from accelerating growth to a more moderate and sustainable growth rate. Iraq, inflation, rising interest rates and election year jitters provide plenty to worry about, but a market without worries is a market priced for perfection, i.e. too high. Nervous investors have become less tolerant of companies that are experiencing temporary problems and are indiscriminately slamming their stock prices. This favors our investment style that attempts to capitalize on companies with temporary problems, provided they have profitable businesses, solid balance sheets, strong cash flows, good corporate governance, and attractive long-term growth prospects. We are willing to purchase these stocks when temporary problems have depressed their share prices. Accordingly, in the first half of this year, new positions were established in six companies: Christopher and Banks Corp. (retailing), Lifetime Hoan Corp. (household products), Garmin Ltd. (consumer electronics), Mylan Laboratories (generic drugs), Everest Re Group, Ltd. (insurance), and Pioneer Natural Resources Co. (energy production). Many of these companies have experienced short-term difficulties in their operations (which made their stocks depressed), but all possess above-average long-term earnings and cash flow growth prospects.

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================

We sold a number of holdings during this period, all at a profit: Boston Scientific Corp., Cable Design Technologies Corp., Esterline Technologies Corp., Hot Topic, Inc., Investment Technology Group, Inc., ScanSource, Inc., The Stanley Works, and TJX Companies, Inc. In addition, two stocks were sold when the companies violated our Catholic Values screens: Eli Lilly because the company began offering non-marital partner benefits to employees, and First Data Corp. which contributed corporate funds to Planned Parenthood.

Also, of note, the Ave Maria Catholic Values Fund was recently awarded the 5-star rating from Morningstar*, its highest rating based on its total return over the three year period ended June 30, 2004. The Ave Maria Catholic Values Fund was voted against 264 Mid-Cap Blend Funds.

Sincerely,

/s/ George P. Schwartz     /s/ Gregory R. Heilman

George P. Schwartz, CFA    Gregory R. Heilman, CFA
Co-Portfolio Manager       Co-Portfolio Manager






* Morningstar calculates its ratings each month by subtracting the return on a 90-day U.S. Treasury Bill from the Fund's return for the same period and then adjusts the excess return for risk. The top 10% of the fund's in each broad asset class receive 5-stars, the next 22.5% receive 4-stars, the next 35% receive 3-stars, the next 22.5% receive 2-stars and the bottom 10% receive 1-star.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS -- 98.0%                               MARKET VALUE
--------------------------------------------------------------------------------
              AEROSPACE/DEFENSE -- 4.7%
   50,000     General Dynamics Corporation ....................... $ 4,965,000
   40,000     Harris Corporation .................................   2,030,000
   50,000     Rockwell Collins, Inc. .............................   1,666,000
                                                                   -----------
                                                                     8,661,000
                                                                   -----------
              APPAREL & TEXTILES-- 4.0%
  120,000     Jones Apparel Group, Inc. ..........................   4,737,600
   35,000     Mohawk Industries, Inc. * ..........................   2,566,550
                                                                   -----------
                                                                     7,304,150
                                                                   -----------
              BUILDING MATERIALS & CONSTRUCTION-- 4.1%
  100,000     Champion Enterprises, Inc. * .......................     918,000
  100,000     Fleetwood Enterprises, Inc. * ......................   1,455,000
  100,000     Pulte Homes, Inc. ..................................   5,203,000
                                                                   -----------
                                                                     7,576,000
                                                                   -----------
              BUSINESS & INDUSTRIAL PRODUCTS-- 2.3%
   10,000     3M Company .........................................     900,100
   85,000     Genuine Parts Company ..............................   3,372,800
                                                                   -----------
                                                                     4,272,900
                                                                   -----------
              BUSINESS SERVICES-- 2.5%
   10,000     Automatic Data Processing, Inc. ....................     418,800
  160,000     Fargo Electronics, Inc. * ..........................   1,777,600
  147,400     Neogen Corporation * ...............................   2,536,902
                                                                   -----------
                                                                     4,733,302
                                                                   -----------
              COMMUNICATION EQUIPMENT & SERVICES-- 2.8%
   40,000     Alltel Corporation .................................   2,024,800
   75,000     CenturyTel, Inc. ...................................   2,253,000
   45,000     Hector Communications Corporation * ................     931,500
                                                                   -----------
                                                                     5,209,300
                                                                   -----------
              CONSUMER PRODUCTS - DURABLES-- 9.6%
   45,000     Brunswick Corporation ..............................   1,836,000
  200,000     Craftmade International, Inc. ......................   3,960,000
   60,000     Furniture Brands International, Inc. ...............   1,503,000
  100,000     Harley-Davidson, Inc. ..............................   6,194,000
  160,000     Leggett & Platt, Inc. ..............................   4,273,600
                                                                   -----------
                                                                    17,766,600
                                                                   -----------
              CONSUMER PRODUCTS - NONDURABLES-- 6.3%
  135,000     Chattem, Inc. * ....................................   3,897,450
   10,000     Coach, Inc. * ......................................     451,900
   32,500     Fortune Brands, Inc. ...............................   2,451,475
  115,000     Lifetime Hoan Corporation ..........................   2,620,850
  100,000     Maxwell Shoe Company, Inc. * .......................   2,324,000
                                                                   -----------
                                                                    11,745,675
                                                                   -----------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 98.0% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
              ELECTRONICS -- 1.6%
   40,000     Garmin Ltd. ........................................ $ 1,481,600
   20,000     Gentex Corporation .................................     793,600
   71,442     Sparton Corporation * ..............................     632,262
                                                                   -----------
                                                                     2,907,462
                                                                   -----------
              ENERGY & MINING-- 10.9%
   35,000     Anadarko Petroleum Corporation .....................   2,051,000
  100,000     Diamond Offshore Drilling, Inc. ....................   2,383,000
  100,000     Exxon Mobil Corporation ............................   4,441,000
  355,000     Input/Output, Inc. * ...............................   2,942,950
   70,000     Patterson-UTI Energy, Inc. .........................   2,338,700
  100,000     Pioneer Natural Resources Company ..................   3,508,000
   10,000     Prima Energy Corporation * .........................     395,700
   70,000     XTO Energy, Inc. ...................................   2,085,300
                                                                   -----------
                                                                    20,145,650
                                                                   -----------
              ENVIRONMENTAL SERVICES-- 0.7%
   75,000     Layne Christensen Company * ........................   1,241,250
                                                                   -----------

              FINANCE - BANKS & THRIFTS-- 3.8%
   50,000     BB&T Corporation ...................................   1,848,500
  110,000     North Fork Bancorporation, Inc. ....................   4,185,500
   40,000     Synovus Financial Corporation ......................   1,012,800
                                                                   -----------
                                                                     7,046,800
                                                                   -----------
              FINANCE - INSURANCE-- 6.7%
   95,000     American International Group, Inc. .................   6,771,600
   50,000     Everest Re Group, Inc. .............................   4,018,000
  282,945     Unico American Corporation * .......................   1,697,670
                                                                   -----------
                                                                    12,487,270
                                                                   -----------
              HEALTHCARE -- 11.9%
   25,000     Baxter International, Inc. .........................     862,750
   50,000     Beckman Coulter, Inc. ..............................   3,050,000
   70,000     Hillenbrand Industries, Inc. .......................   4,231,500
   85,000     Lincare Holdings, Inc. * ...........................   2,793,100
   70,000     Manor Care, Inc. ...................................   2,287,600
   90,000     Mylan Laboratories, Inc. ...........................   1,822,500
  160,000     STERIS Corporation * ...............................   3,609,600
   70,000     Waters Corporation * ...............................   3,344,600
                                                                   -----------
                                                                    22,001,650
                                                                   -----------

              INDUSTRIAL PRODUCTS & SERVICES-- 6.6%
   41,700     Balchem Corporation ................................   1,146,750
   10,000     Dover Corporation ..................................     421,000
   70,000     Graco, Inc. ........................................   2,173,500
   40,000     Kaydon Corporation .................................   1,237,200
   55,000     Simpson Manufacturing Company, Inc. ................   3,086,600

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 98.0% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
              INDUSTRIAL PRODUCTS & SERVICES -- 6.6%
               (CONTINUED)
   50,000     Snap-On, Inc. ...................................... $ 1,677,500
   50,000     Teleflex, Inc. .....................................   2,507,500
                                                                   -----------
                                                                    12,250,050
                                                                   -----------
              LEISURE & ENTERTAINMENT-- 3.7%
   75,000     Monaco Coach Corporation ...........................   2,112,750
  100,000     Polaris Industries, Inc. ...........................   4,800,000
                                                                   -----------
                                                                     6,912,750
                                                                   -----------
              PRINTING & PUBLISHING-- 1.4%
   18,750     Courier Corporation ................................     782,625
   65,000     ProQuest Company * .................................   1,771,250
                                                                   -----------
                                                                     2,553,875
                                                                   -----------
              REAL ESTATE-- 1.0%
   50,000     Health Care Property Investors, Inc. ...............   1,202,000
   20,000     Washington Real Estate Investment Trust ............     587,600
                                                                   -----------
                                                                     1,789,600
                                                                   -----------
              RETAIL -- 10.7%
  170,000     Brookstone, Inc. * .................................   3,408,500
  210,000     Christopher & Banks Corporation ....................   3,719,100
  235,000     Dollar Tree Stores, Inc. * .........................   6,446,050
   15,000     Hibbett Sporting Goods, Inc. * .....................     410,250
  200,000     Ross Stores, Inc. ..................................   5,352,000
   10,000     Tractor Supply Company * ...........................     418,200
                                                                   -----------
                                                                    19,754,100
                                                                   -----------
              TECHNOLOGY -- 2.7%
  190,000     Sungard Data Systems, Inc. * .......................   4,940,000
                                                                   -----------

              TOTAL COMMON STOCKS (Cost $142,868,007) ............$181,299,384
                                                                  ------------

================================================================================
   SHARES     CASH EQUIVALENTS - 2.2%                              MARKET VALUE
--------------------------------------------------------------------------------
4,110,466     First American Government Obligations Fund - Class Y
              (Cost $4,110,466) .................................. $ 4,110,466
                                                                   -----------

              TOTAL INVESTMENTS-- 100.2% (Cost $146,978,473) .....$185,409,850

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.2%) .....   ( 336,722)
                                                                   -----------

              NET ASSETS-- 100.0% ................................$185,073,128
                                                                  ============


* Non-income producing security.

See notes to financial statements.

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareholders:

The Ave Maria Growth Fund marked its first anniversary in May of this year. Since its inception on May 1, 2003, the performance of the Fund has surpassed the equity market performance, as measured by the Standard & Poor's 500 Composite Stock Index (S&P 500):

                                              Investment Performance
                                                    Total Return
                                  ---------------------------------------------
                                   6 Months        12 Months    Since Inception
                                     ended           ended       5-1-03 thru
                                    6-30-04*        6-30-04        6-30-04*
                                  ---------------------------------------------
Ave Maria Growth Fund (AVEGX)         7.3%            24.2%          32.4%
S&P 500                               3.4%            19.1%          27.0%

*    not annualized

As expected, investors are turning increasingly to higher quality, larger companies, especially those which can increase dividends. A continuation of this trend should work in favor of the investment strategy employed in the management of this Fund. The typical holding in the Ave Maria Growth Fund is a financially powerful company with loads of free cash flow and low debt levels. Consequently, dividend increases are often part of their business plan. The reduction in taxes on dividends has been a plus for this Fund, a huge positive for capital formation, and materially helped the U.S. economy recover from recession and 9/11.

Respectfully,

/s/ James L. Bashaw

James L. Bashaw, CFA
Portfolio Manager

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS -- 98.6%                               MARKET VALUE
--------------------------------------------------------------------------------
              AEROSPACE/DEFENSE -- 6.4%
   16,000     Alliant Techsystems, Inc. * ........................ $ 1,013,440
    9,600     General Dynamics Corporation .......................     953,280
                                                                   -----------
                                                                     1,966,720
                                                                   -----------
              BUILDING MATERIALS & CONSTRUCTION-- 2.8%
   12,200     KB Home ............................................     837,286
                                                                   -----------

              BUSINESS SERVICES-- 3.3%
   21,600     FactSet Research Systems, Inc. .....................   1,021,032
                                                                   -----------

              CONSUMER PRODUCTS - DURABLES-- 2.0%
    9,800     Harley-Davidson, Inc. ..............................     607,012
                                                                   -----------

              ELECTRONICS -- 7.0%
   31,100     Garmin Ltd. ........................................   1,151,944
   36,400     Integrated Circuit Systems, Inc. * .................     988,624
                                                                   -----------
                                                                     2,140,568
                                                                   -----------
              FINANCE - BANKS & THRIFTS-- 6.3%
   26,800     National City Corporation ..........................     938,268
   25,800     North Fork Bancorporation, Inc. ....................     981,690
                                                                   -----------
                                                                     1,919,958
                                                                   -----------
              FINANCE - INSURANCE-- 3.3%
   23,200     Brown & Brown, Inc. ................................     999,920
                                                                   -----------

              FINANCE - MISCELLANEOUS-- 5.8%
   28,500     Arthur J. Gallagher & Company ......................     867,825
   30,600     SEI Investments Company ............................     888,624
                                                                   -----------
                                                                     1,756,449
                                                                   -----------
              FOOD & TOBACCO-- 6.5%
   23,800     Kellogg Company ....................................     996,030
   28,700     McCormick & Company, Inc. ..........................     975,800
                                                                   -----------
                                                                     1,971,830
                                                                   -----------
              HEALTHCARE -- 19.8%
   16,800     Beckman Coulter, Inc. ..............................   1,024,800
   23,100     Biomet, Inc. .......................................   1,026,564
   17,500     C.R Bard, Inc. .....................................     991,375
   17,500     Guidant Corporation ................................     977,900
   12,700     Patterson Dental Company * .........................     971,423
   22,000     Waters Corporation * ...............................   1,051,160
                                                                   -----------
                                                                     6,043,222
                                                                   -----------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 98.6%                               MARKET VALUE
--------------------------------------------------------------------------------
              INDUSTRIAL PRODUCTS & SERVICES-- 23.2%
   35,700     AMETEK, Inc. ....................................... $ 1,103,130
   20,500     CLARCOR, Inc. ......................................     938,900
   33,100     Donaldson Company, Inc. ............................     969,830
   22,700     Expeditors International of Washington, Inc. .......   1,121,607
   32,850     Graco, Inc. ........................................   1,019,992
   17,800     Johnson Controls, Inc. .............................     950,164
   19,900     Mettler-Toledo International, Inc. * ...............     977,886
                                                                   -----------
                                                                     7,081,509
                                                                   -----------
              LEISURE & ENTERTAINMENT-- 3.3%
   21,000     Polaris Industries, Inc. ...........................   1,008,000
                                                                   -----------

              RETAIL -- 8.9%
   23,900     Bed Bath & Beyond, Inc. * ..........................     918,955
   51,000     Christopher & Banks Corporation ....................     903,210
   33,100     Ross Stores, Inc. ..................................     885,756
                                                                   -----------
                                                                     2,707,921
                                                                   -----------

              TOTAL COMMON STOCKS (Cost $26,450,345) ............. $30,061,427
                                                                   -----------

================================================================================
   SHARES     CASH EQUIVALENTS - 0.7%                              MARKET VALUE
--------------------------------------------------------------------------------
  207,844     First American Government Obligations Fund - Class Y
              (Cost $207,844) ....................................   $ 207,844
                                                                   -----------

              TOTAL INVESTMENTS-- 99.3% (Cost $26,658,189) ....... $30,269,271

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.7% .......     206,788
                                                                   -----------

              NET ASSETS-- 100.0% ................................ $30,476,059
                                                                   ===========


* Non-income producing security.

See notes to financial statements.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareholders:

For the six months ended June 30, 2004, the Ave Maria Bond Fund had a total return of 0.7%, which compares favorably with the Lehman Brothers Intermediate Government Credit Index return of negative 0.1%.

It has been obvious for some time that accelerating economic growth would inevitably lead to the Federal Reserve Bank ("the Fed") tightening credit. On June 30th, the Fed fulfilled popular expectations, raising the target Fed Funds rate by one quarter of a percent to 1.25%. This marked the first rate increase in four years, and lifted short-term rates from a 46-year low. Having been widely anticipated, long-term interest rates rose well ahead of that announcement, negatively impacting bond prices. Fortunately, the negative impact of rising interest rates on the Fund's portfolio was buffered by the preponderance of short maturity bonds. (Short maturity bond prices are less sensitive to changes in interest rates than long maturity bond prices.) Dividend-paying equities, which approximated 15% of the portfolio as of June 30th, also added marginally to performance.

For the last four years, Fed policy has been stimulative in an effort to stabilize an economy devastated by the shocks of 9/11, a recession, and a burst financial bubble. Now with robust economic activity and rising loan demand, higher interest rates should naturally be expected over the next several months. This will provide a gradually improving environment for investments in bonds, especially intermediate maturities.

With best regards,

/s/ Richard L. Platte, Jr.

Richard L. Platte, Jr., CFA
Portfolio Manager

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)
================================================================================
              U.S. GOVERNMENT AND
PAR VALUE     AGENCY OBLIGATIONS -- 51.3%                          MARKET VALUE
--------------------------------------------------------------------------------
              U.S. TREASURIES -- 41.1%
$1,000,000    U.S. Treasury Note, 1.625%, due 01/31/05 ........... $   999,414
 2,000,000    U.S. Treasury Note, 1.625%, due 04/30/05 ...........   1,994,376
 2,000,000    U.S. Treasury Note, 3.000%, due 11/15/07 ...........   1,981,094
 1,000,000    U.S. Treasury Note, 3.000%, due 02/15/08 ...........     986,211
 4,000,000    U.S. Treasury Note, 2.625%, due 05/15/08 ...........   3,874,532
 1,146,220    U.S. Treasury Inflation-Protection Notes, 3.875%,
               due 01/15/09 ......................................   1,277,857
 1,000,000    U.S. Treasury Note, 3.000%, due 02/15/09 ...........     968,984
 2,000,000    U.S. Treasury Note, 4.000%, due 02/15/14 ...........   1,906,094
                                                                   -----------
                                                                    13,988,562
                                                                   -----------
              U.S. AGENCIES -- 10.2%
 1,000,000    Federal Farm Credit Bank, 4.600%, due 12/27/12 .....     975,355
   500,000    Federal Home Loan Bank, 3.375%, due 07/21/08 .......     488,945
 1,000,000    Federal Home Loan Bank, 4.375%, due 02/04/10 .......     988,519
 1,000,000    Private Export Funding Corporation, 6.310%,
               due 09/30/04 ......................................   1,011,966
                                                                   -----------
                                                                     3,464,785
                                                                   -----------

              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS (Cost $17,692,832) .............. $17,453,347
                                                                   -----------

================================================================================
PAR VALUE     CORPORATE BONDS -- 28.0%                             MARKET VALUE
--------------------------------------------------------------------------------
              FINANCE -- 9.6%
$1,000,000    American General Corporation, 7.500%, due 08/11/10 . $ 1,144,645
 1,000,000     Caterpillar Financial Services Corporation, 2.650%,
              due 01/30/06 .......................................     998,361
 1,000,000    Regions Financial Corporation, 7.000%, due 03/01/11    1,120,925
                                                                   -----------
                                                                     3,263,931
                                                                   -----------
              INDUSTRIALS -- 12.6%
1,000,000     Alcoa, Inc., 6.000%, due 01/15/12 ..................   1,057,348
1,010,000     Dover Corporation, 6.250%, due 06/01/08 ............   1,093,569
1,000,000     Snap-On, Inc., 6.625%, due 10/01/05 ................   1,048,167
1,000,000     United Technologies Corporation, 6.350%, due 03/01/11  1,086,122
                                                                   -----------
                                                                     4,285,206
                                                                   -----------

              REAL ESTATE-- 2.7%
1,000,000     Duke Realty LP, 4.625%, due 05/15/13 ...............     943,009
                                                                   -----------
              UTILITIES -- 3.1%
1,000,000     National Rural Utilities Cooperative Finance
                Corporation, 6.000%, due 05/15/06 ................   1,052,340
                                                                   -----------

              TOTAL CORPORATE BONDS (Cost $9,679,279) ............ $ 9,544,486
                                                                   ===========

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 14.4%                               MARKET VALUE
--------------------------------------------------------------------------------

              BUSINESS & INDUSTRIAL PRODUCTS-- 1.2%
   10,000     Genuine Parts Company ..............................   $ 396,800
                                                                   -----------

              COMMUNICATION EQUIPMENT & SERVICES-- 0.6%
    4,200     Alltel Corporation .................................     212,604
                                                                   -----------

              CONSUMER PRODUCTS - DURABLES-- 0.8%
   10,000     Leggett & Platt, Inc. ..............................     267,100
                                                                   -----------

              ENERGY AND MINING-- 1.3%
   10,000     Exxon Mobil Corporation ............................     444,100
                                                                   -----------

              FINANCE - BANKS & THRIFTS-- 3.4%
    8,800     BB&T Corporation ...................................     325,336
   15,000     Huntington Bancshares, Inc. ........................     343,500
    7,500     National City Corporation ..........................     262,575
    6,000     North Fork Bancorporation, Inc. ....................     228,300
                                                                   -----------
                                                                     1,159,711
                                                                   -----------
              FOOD & TOBACCO-- 0.5%
    6,000     Conagra Foods, Inc. ................................     162,480
                                                                   -----------

              INDUSTRIAL PRODUCTS & SERVICES-- 0.3%
    2,500     Stanley Works (The) ................................     113,950
                                                                   -----------

              REAL ESTATE-- 1.6%
    7,500     Duke Realty Corporation ............................     238,575
   10,000     Washington Real Estate Investment Trust ............     293,800
                                                                   -----------
                                                                       532,375
                                                                   -----------
              UTILITIES -- 4.7%
    5,000     Dominion Resources, Inc. ...........................     315,400
    7,000     Exelon Corporation .................................     233,030
    7,500     FPL Group, Inc. ....................................     479,625
    7,000     Pinnacle West Capital Corporation ..................     282,730
   10,000     Southern Company (The) .............................     291,500
                                                                   -----------
                                                                     1,602,285
                                                                   -----------

              TOTAL COMMON STOCKS (Cost $4,494,574) .............. $ 4,891,405
                                                                   -----------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     CASH EQUIVALENTS -- 5.2%                             MARKET VALUE
--------------------------------------------------------------------------------
1,757,459     First American Government Obligations Fund - Class Y
               (Cost $1,757,459) ................................. $ 1,757,459
                                                                   -----------

              TOTAL INVESTMENTS-- 98.9% (Cost $33,624,144) ....... $33,646,697
                                                                   -----------

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1% ......     362,705
                                                                   -----------

              NET ASSETS-- 100.0% ................................ $34,009,402
                                                                   ===========



See notes to financial statements.


AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
===============================================================================================
                                             AVE MARIA
                                              CATHOLIC           AVE MARIA         AVE MARIA
                                             VALUES FUND        GROWTH FUND        BOND FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .....................  $146,978,473        $ 26,658,189      $ 33,624,144
                                            ============        ============      ============

   At market value (Note 1) ..............  $185,409,850        $ 30,269,271      $ 33,646,697
Cash .....................................        24,050             156,639            42,413
Receivable for capital shares sold .......       944,892              79,877            15,838
Dividends and interest receivable ........       135,604              17,868           304,571
Receivable from Adviser (Note 2) .........          --                  --                 760
Other assets .............................        19,371              14,267            14,107
                                            ------------        ------------      ------------
   TOTAL ASSETS ..........................   186,533,767          30,537,922        34,024,386
                                            ------------        ------------      ------------
LIABILITIES
Dividends payable ........................          --                  --               1,374
Payable for capital shares redeemed ......         4,368               1,592              --
Payable for investment securities purchased      978,521                --                --
Accrued investment advisory fees (Note 2)        405,554              43,092              --
Accrued distribution fees (Note 2) .......        29,881               4,254               120
Payable to affiliate (Note 2) ............        22,300               4,000             4,000
Other accrued expenses ...................        20,015               8,925             9,490
                                            ------------        ------------      ------------
   TOTAL LIABILITIES .....................     1,460,639              61,863            14,984
                                            ------------        ------------      ------------
NET ASSETS ........................         $185,073,128        $ 30,476,059      $ 34,009,402
                                            ============        ============      ============

NET ASSETS CONSIST OF:
Paid-in capital ..........................  $137,462,074        $ 26,785,855      $ 33,856,030
Accumulated net investment income/(loss) .      (346,306)             (9,865)              700
Accumulated net realized gains
 from security transactions ..............     9,525,983              88,987           130,119
Net unrealized appreciation on investments    38,431,377           3,611,082            22,553
                                            ------------        ------------      ------------
NET ASSETS ...............................  $185,073,128        $ 30,476,059      $ 34,009,402
                                            ============        ============      ============

Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
    no par value) ........................    13,171,866           2,301,862
                                            ============        ============

Net asset value, offering price and
   redemption price per share (Note 1)(a)   $      14.05        $      13.24
                                            ============        ============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares...                                        $ 31,055,507
                                                                                  ============

Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
    no par value) ........................                                           3,087,799
                                                                                  ============

Net asset value, offering price and
   redemption price per share (Note 1)....                                         $     10.06
                                                                                  ============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares...                                         $ 2,953,895
                                                                                  ============

Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
    no par value) ........................                                             293,966
                                                                                  ============

Net asset value, offering price and
   redemption price per share (Note 1)(a)                                          $     10.05
                                                                                  ============

(a) Except with respect to Class I shares of the Ave Maria Bond Fund, redemption price varies based on length of time held (Note 1).

See notes to financial statements.


AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
===============================================================================================
                                             AVE MARIA
                                              CATHOLIC           AVE MARIA         AVE MARIA
                                             VALUES FUND        GROWTH FUND        BOND FUND
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend ..............................  $    868,062        $    167,763      $     72,275
   Interest ..............................        25,971               3,709           397,602
                                            ------------        ------------      ------------
      Total Income .......................       894,033             171,472           469,877
                                            ------------        ------------      ------------

EXPENSES
   Investment advisory fees (Note 2) .....       826,902             120,892            49,532
   Distribution fees (Note 2) ............       206,726              30,223             2,723
   Administration, accounting and
      transfer agent fees (Note 2) .......       124,860              24,000            24,000
   Trustees' fees and expenses ...........        20,015              18,262            17,625
   Legal and audit fees ..................        26,167               6,024            11,067
   Registration fees - Common ............        13,482              14,469             5,774
   Registration fees - Class I ...........          --                  --                 350
   Registration fees - Class R ...........          --                  --               6,816
   Postage and supplies ..................        15,615               4,892             4,236
   Custodian fees ........................         9,708               4,123             1,845
   Insurance expense .....................         8,883                 839             2,147
   Reports to shareholders ...............         3,980               1,499               927
   Advisory board fees and expenses ......         2,070               2,070             2,070
   Other expenses ........................         9,526               3,746             4,551
                                            ------------        ------------      ------------
      TOTAL EXPENSES .....................     1,267,934             231,039           133,663
   Less: Fees waived and/or expenses
      reimbursed by the Adviser (Note 2)..
      Common .............................       (27,595)            (49,702)          (74,242)
      Class I ............................                                                (350)
      Class R ............................                                              (5,182)
                                            ------------        ------------      ------------
      NET EXPENSES .......................     1,240,339             181,337            53,889
                                            ------------        ------------      ------------

NET INVESTMENT INCOME/(LOSS) .............      (346,306)             (9,865)          415,988
                                            ------------        ------------      ------------

REALIZED AND UNREALIZED GAINS/(LOSSES)
   ON INVESTMENTS
   Net realized gains from security
    transactions .........................    10,315,728              88,987           148,428
   Net change in unrealized appreciation/
      (depreciation) on investments ......     5,661,625           1,743,391          (275,553)
                                            ------------        ------------      ------------

NET REALIZED AND UNREALIZED
   GAINS/(LOSSES) ON INVESTMENTS .........    15,977,353           1,832,378          (127,125)
                                            ------------        ------------      ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS .......................  $ 15,631,047        $  1,822,513      $    288,863
                                            ============        ============      ============


See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                     SIX MONTHS        YEAR
                                                        ENDED          ENDED
                                                   JUNE 30, 2004    DECEMBER 31,
                                                     (UNAUDITED)        2003
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ..........................   $ ( 346,306)    $ ( 299,726)
   Net realized gains from security transactions     10,315,728       5,135,575
   Net change in unrealized appreciation/
    (depreciation) on investments ...............     5,661,625      34,051,696
                                                    -----------     -----------
Net increase in net assets from operations ......    15,631,047      38,887,545
                                                    -----------     -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments .......          --          (977,801)
                                                    -----------     -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ....................    26,674,578      51,860,406
   Reinvestment of distributions to
    shareholders ................................          --           974,099
   Payments for shares redeemed .................    (2,188,199)     (7,590,330)
                                                    -----------     -----------
Net increase in net assets from capital
   share transactions............................    24,486,379      45,244,175
                                                    -----------     -----------

TOTAL INCREASE IN NET ASSETS ....................    40,117,426      83,153,919

NET ASSETS
   Beginning of period ..........................   144,955,702      61,801,783
                                                    -----------     -----------
   End of period ................................ $ 185,073,128   $ 144,955,702
                                                    ===========     ===========


SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ..................................     1,961,653       5,539,156
   Shares issued in reinvestment of
    distributions to shareholders ...............          --            76,400
   Shares redeemed ..............................      (159,376)       (768,714)
                                                    -----------     -----------
   Net increase in shares outstanding ...........     1,802,277       4,846,842
   Shares outstanding, beginning of period ......    11,369,589       6,522,747
                                                    -----------     -----------
   Shares outstanding, end of period ............    13,171,866      11,369,589
                                                    ===========     ===========


See notes to financial statements.

AVE MARIA GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
                                                   SIX MONTHS         PERIOD
                                                      ENDED            ENDED
                                                  JUNE 30, 2004     DECEMBER 31,
                                                   (UNAUDITED)         2003(a)
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ..........................    $ ( 9,865)      $ ( 23,390)
   Net realized gains from security
    transactions ................................        88,987            --
   Net change in unrealized appreciation/
   (depreciation) on investments ................     1,743,391       1,867,691
                                                    -----------     -----------
Net increase in net assets from operations ......     1,822,513       1,844,301
                                                    -----------     -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ....................    13,766,814      13,264,851
   Payments for shares redeemed .................      (218,026)         (4,394)
                                                    -----------     -----------
Net increase in net assets from capital
 share transactions .............................    13,548,788      13,260,457
                                                    -----------     -----------

TOTAL INCREASE IN NET ASSETS ....................    15,371,301      15,104,758

NET ASSETS
   Beginning of period ..........................    15,104,758            --
                                                    -----------     -----------
   End of period ................................  $ 30,476,059    $ 15,104,758
                                                    ===========     ===========


SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ..................................     1,094,567       1,224,821
   Shares redeemed ..............................       (17,150)           (376)
                                                    -----------     -----------
   Net increase in shares outstanding ...........     1,077,417       1,224,445
   Shares outstanding, beginning of period ......     1,224,445            --
                                                    -----------     -----------
   Shares outstanding, end of period ............     2,301,862       1,224,445
                                                    ===========     ===========


(a) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2003

See notes to financial statements.

AVE MARIA BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
                                                   SIX MONTHS         PERIOD
                                                      ENDED            ENDED
                                                  JUNE 30, 2004     DECEMBER 31,
                                                   (UNAUDITED)         2003(a)
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ........................    $  415,988      $  488,579
   Net realized gains/(losses) from
    security transactions .......................       148,428          (2,359)
   Net change in unrealized appreciation/
    (depreciation) on investments ...............      (275,553)        298,106
                                                    -----------     -----------
Net increase in net assets from operations ......       288,863         784,326
                                                    -----------     -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income, Class I ..........      (389,588)       (479,401)
   From net investment income, Class R ..........       (25,700)         (9,648)
   From net realized gains on investments, Class I         --           (15,207)
   From net realized gains on investments, Class R         --              (743)
                                                    -----------     -----------
Net decrease in net assets from distributions
   to shareholders ..............................      (415,288)       (504,999)
                                                    -----------     -----------

FROM CAPITAL SHARE TRANSACTIONS
CLASS I
   Proceeds from shares sold ....................          --        30,000,000
   Reinvestment of distributions to shareholders        389,588         494,608
                                                    -----------     -----------
Net increase in net assets from Class I capital
   share transactions ...........................       389,588      30,494,608
                                                    -----------     -----------

CLASS R
   Proceeds from shares sold ....................     1,591,475       1,504,260
   Reinvestment of distributions to shareholders         19,955           5,698
   Payments for shares redeemed .................      (140,055)         (9,029)
                                                    -----------     -----------
Net increase in net assets from Class R capital
   share transactions ...........................     1,471,375       1,500,929
                                                    -----------     -----------

TOTAL INCREASE IN NET ASSETS ....................     1,734,538      32,274,864

NET ASSETS
   Beginning of period ..........................    32,274,864            --
                                                    -----------     -----------
   End of period ................................  $ 34,009,402    $ 32,274,864
                                                    ===========     ===========


SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS I
   Shares sold ..................................          --         3,000,000
   Shares issued in reinvestment of distributions
      to shareholders ...........................        38,498          49,301
                                                    -----------     -----------
   Net increase in shares outstanding ...........        38,498       3,049,301
   Shares outstanding, beginning of period ......     3,049,301            --
                                                    -----------     -----------
   Shares outstanding, end of period ............     3,087,799       3,049,301
                                                    ===========     ===========


CLASS R
   Shares sold ..................................       156,904         149,207
   Shares issued in reinvestment of distributions
      to shareholders ...........................         1,976             568
   Shares redeemed ..............................       (13,790)           (899)
                                                    -----------     -----------
   Net increase in shares outstanding ...........       145,090         148,876
   Shares outstanding, beginning of period ......       148,876            --
                                                    -----------     -----------
   Shares outstanding, end of period ............       293,966         148,876
                                                    ===========     ===========


(a) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2003.

See notes to financial statements.


AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
========================================================================================================
                                                 SIX MONTHS        YEAR          YEAR         PERIOD
                                                    ENDED          ENDED         ENDED         ENDED
                                                JUNE 30, 2004   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 (UNAUDITED)       2003          2002          2001(a)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......... $   12.75      $   9.47     $   10.50      $   10.00
                                                 ---------      --------     ---------      ---------

Income/(loss) from investment operations:
   Net investment income/(loss) ................     (0.03)        (0.03)        (0.01)          0.02
   Net realized and unrealized gains/
      (losses) on investments ..................      1.33          3.40         (1.02)          0.51
                                                 ---------      --------     ---------      ---------
Total from investment operations ...............      1.30          3.37         (1.03)          0.53
                                                 ---------      --------     ---------      ---------

Less distributions:
   From net investment income ..................        --            --            --          (0.02)
   From net realized gains on investments ......        --         (0.09)           --          (0.01)
   In excess of net realized gains
      on investments ...........................        --            --            --          (0.00)
                                                 ---------      --------     ---------      ---------
Total distributions ............................        --         (0.09)      --               (0.03)
                                                 ---------      --------     ---------      ---------

Net asset value at end of period ............... $   14.05      $  12.75     $    9.47      $   10.50
                                                 =========      ========     =========      =========


Total return ...................................   10.2%(b)         35.6%        (9.8)%        5.3%(b)
                                                 =========      ========     =========      =========


Ratios/Supplementary Data:
Net assets at end of period (000's) ............ $ 185,073      $144,956     $  61,802      $  23,953
                                                 =========      ========     =========      =========


Ratio of net expenses to average net assets (c).   1.50%(d)         1.50%         1.50%       1.50%(d)

Ratio of net investment income/(loss)
   to average net assets ....................... (0.42)%(d)        (0.28)%       (0.14)%      0.39%(d)

Portfolio turnover rate ........................     40%(d)        58%           86%            44%(d)

(a)  Represents  the  period  from the  initial  public  offering  (May 1, 2001) through December 31, 2001.

(b)  Not annualized.

(c)  Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.53%(d),  1.56%, 1.69%, and 2.09%(d) for the periods ended June 30, 2004 and
     December 31, 2003,  2002, and 2001, respectively.

(d)  Annualized.

See notes to financial statements.

AVE MARIA GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================
                                                     SIX MONTHS        PERIOD
                                                        ENDED          ENDED
                                                    JUNE 30, 2004   DECEMBER 31,
                                                     (UNAUDITED)       2003(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period ..........    $    12.34      $    10.00
                                                     ----------      ----------

Income/(loss) from investment operations:
   Net investment loss ..........................         (0.00)(b)       (0.02)
   Net realized and unrealized gains on investments        0.90            2.36
                                                     ----------      ----------
Total from investment operations ................          0.90            2.34
                                                     ----------      ----------

Less distributions:
   From net investment income ...................           --              --
   From net realized gains on investments .......           --              --
                                                     ----------      ----------
Total distributions .............................           --              --
                                                     ----------      ----------

Net asset value at end of period ................    $    13.24      $    12.34
                                                     ==========      ==========


Total return ....................................        7.3%(c)        23.4%(c)
                                                     ===========     ==========


Ratios/Supplementary Data:
Net assets at end of period (000's) .............    $   30,476      $   15,105
                                                     ===========     ==========


Ratio of net expenses to average net assets (d) .     1.50% (e)         1.49%(e)

Ratio of net investment loss to average
   net assets ...................................    (0.08)%(e)       (0.36)%(e)

Portfolio turnover rate .........................         8%(e)              0%

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b)  Amount rounds to less than $0.01 per share.

(c)  Not annualized.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.90%(e) and 2.61%(e) for the periods ended June 30, 2004 and December 31, 2003, respectively.

(e)  Annualized

See notes to financial statements.

AVE MARIA BOND FUND - CLASS I
FINANCIAL  HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================
                                                    SIX MONTHS        PERIOD
                                                        ENDED          ENDED
                                                   JUNE 30, 2004    DECEMBER 31,
                                                     (UNAUDITED)       2003(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period ..........    $    10.09      $    10.00
                                                     ----------      ----------

Income/(loss) from investment operations:
   Net investment income ........................          0.13            0.16
   Net realized and unrealized gains/
     (losses) on investments ....................         (0.03)           0.10
                                                     ----------      ----------
Total from investment operations ................          0.10            0.26
                                                     ----------      ----------

Less distributions:
   From net investment income ...................         (0.13)          (0.16)
   From net realized gains on investments .......          --             (0.01)
                                                     ----------      ----------
Total distributions .............................         (0.13)          (0.17)
                                                     ----------      ----------

Net asset value at end of period ................    $    10.06      $    10.09
                                                     ==========      ==========


Total return ....................................        1.0%(b)         2.6%(b)
                                                     ==========      ==========


Ratios/Supplementary Data:
Net assets at end of period (000's) .............    $   31,056      $   30,773
                                                     ==========      ==========


Ratio of net expenses to average net assets (c) .       0.30%(d)        0.30%(d)

Ratio of net investment income to average
   net assets ...................................       2.55%(d)        2.36%(d)

Portfolio turnover rate .........................         45%(d)          50%(d)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.75%(d) and 0.71%(d) for the periods ended June 30, 2004 and December 31, 2003, respectively.

(d)  Annualized.

See notes to financial statements.

AVE MARIA BOND FUND - CLASS R
FINANCIAL HIGHLIGHTS PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD
================================================================================
                                                     SIX MONTHS       PERIOD
                                                        ENDED          ENDED
                                                    JUNE 30, 2004   DECEMBER 31,
                                                     (UNAUDITED)       2003(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period ..........    $    10.09      $    10.00
                                                     ----------      ----------

Income/(loss) from investment operations:
   Net investment income ........................          0.11            0.14
   Net realized and unrealized gains/(losses)
      on investments ............................         (0.04)           0.10
                                                     ----------      ----------
Total from investment operations ................          0.07            0.24
                                                     ----------      ----------

Less distributions:
   From net investment income ...................         (0.11)          (0.14)
   From net realized gains on investments .......           --            (0.01)
                                                     ----------      ----------
Total distributions .............................         (0.11)          (0.15)
                                                     -----------     ----------

Net asset value at end of period ................    $    10.05      $    10.09
                                                     ==========      ==========


Total return ....................................        0.7%(b)         2.4%(b)
                                                     ==========      ==========


Ratios/Supplementary Data:
Net assets at end of period (000's) .............    $    2,954      $    1,502
                                                     ===========     ==========


Ratio of net expenses to average net assets (c) .       0.70%(d)        0.69%(d)

Ratio of net investment income to average
   net assets ...................................       2.15%(d)        1.96%(d)

Portfolio turnover rate .........................         45%(d)          50%(d)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.62%(d) and 2.49%(d) for the periods ended June 30, 2004 and December 31, 2003, respectively.

(d)  Annualized.


See notes to financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and the Ave Maria Bond Fund (the Funds) are each a series of the Schwartz Investment Trust, a diversified open-end management investment company registered under the Investment Company Act of 1940 and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Ave Maria Catholic Values Fund commenced the public offering of its shares on May 1, 2001. The public offering of shares of the Ave Maria Growth Fund and the Ave Maria Bond Fund commenced on May 1, 2003. The Funds determine and make available for publication the net asset value of each of its shares on a daily basis.

The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income. See the Prospectus for more detailed information regarding the investment strategies of each Fund.

The Ave Maria Bond Fund offers two classes of shares: Class I shares (sold subject to a distribution fee of up to 0.10% of the average daily net assets attributable to Class I shares) and Class R shares (sold subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class R bears the expenses of higher distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) Class I shares are not subject to the contingent deferred sales load described below; (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (5) Class I shares require an initial investment of $2.5 million.

Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund (except for Class I shares of the Ave Maria Bond
Fund) are subject to a 1% contingent deferred sales load if redeemed within one year of their purchase.

The following  is a  summary of significant  accounting policies followed by the
Funds:

     (a) VALUATION OF INVESTMENTS - Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

     most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     (b) INCOME TAXES - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

     The tax  character  of  distributable  earnings  at June  30,  2004  was as follows:
     ---------------------------------------------------------------------------
                                        AVE MARIA
                                        CATHOLIC      AVE MARIA      AVE MARIA
                                       VALUES FUND   GROWTH FUND     BOND FUND
     ---------------------------------------------------------------------------
     Accumulated ordinary income ....  $ 2,316,975   $    79,122    $    88,894
     Undistributed gains ............    7,597,262          --           41,925
     Unrealized appreciation ........   37,696,817     3,611,082         22,553
                                       -----------   -----------    -----------
     Total distributable earnings ...  $47,611,054   $ 3,690,204    $   153,372
                                       ===========   ===========    ===========
     ---------------------------------------------------------------------------
     The following information is based upon the federal income tax cost of the investment securities as of June 30, 2004:
     ---------------------------------------------------------------------------
                                        AVE MARIA
                                        CATHOLIC      AVE MARIA      AVE MARIA
                                       VALUES FUND   GROWTH FUND     BOND FUND
     ---------------------------------------------------------------------------

     Gross unrealized appreciation ..  $39,701,457   $ 4,285,036    $   479,486
     Gross unrealized depreciation ..   (2,004,640)     (673,954)      (456,933)
                                       -----------   -----------    -----------
     Net unrealized appreciation ....  $37,696,817   $ 3,611,082    $    22,553
                                       ===========   ===========    ===========
     Federal income tax cost ........  $147,713,033  $26,808,884    $33,661,332
                                       ===========   ===========    ===========
     ---------------------------------------------------------------------------


     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America (GAAP).

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
     (d) DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended June 30, 2004 and December 31, 2003 were as follows:

     ---------------------------------------------------------------------------
                                                     LONG-TERM
                                      ORDINARY        CAPITAL          TOTAL
     PERIOD ENDED                      INCOME        GAINS (15%)   DISTRIBUTIONS
     ---------------------------------------------------------------------------
     Ave Maria Catholic Values Fund:
     December 31, 2003 .............  $    --        $  977,801     $  977,801
     Ave Maria Bond Fund - Class I:
     June 30, 2004 .................  $ 389,588      $    --        $  389,588
     December 31, 2003 .............  $ 494,608      $    --        $  494,608
     Ave Maria Bond Fund - Class R:
     June 30, 2004 .................  $  25,700      $    --        $   25,700
     December 31, 2003 .............  $  10,391      $    --        $   10,391
     ---------------------------------------------------------------------------

     (e) ESTIMATES- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Funds is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). Certain other trustees and officers of the Funds are officers of the Adviser, or of Schwartz Fund Distributors, Inc. (the Distributor), the Funds' principal underwriter, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Funds.

Pursuant to an Investment Advisory Agreement between the Funds and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, each of the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund pay the Adviser a quarterly fee equal to the annual rate of 1.00% of its average daily net assets. The Ave Maria Bond Fund pays the Adviser a quarterly fee at the annual rate of 0.30% of the average value of its daily net assets.

The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Catholic Values Fund do not exceed 1.50% until at least May 1, 2005. The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Growth Fund do not exceed 1.50% and the net expenses of Class I and Class R shares of the Ave Maria Bond Fund do not exceed 0.30%

AVE MARIA  MUTUAL FUNDS
NOTES TO FINANCIAL  STATEMENTS  (CONTINUED)
================================================================================
and 0.70%, respectively, until at least May 1, 2007. For the six months ended June 30, 2004, the Adviser waived investment advisory fees of $27,595 with respect to the Ave Maria Catholic Values Fund; waived investment advisory fees of $49,702, with respect to the Ave Maria Growth Fund; and waived all of its investment advisory fees of $49,532 and reimbursed $30,242 of other operating expenses (including $24,710 of common expenses, $350 of Class I expenses and $5,182 of Class R expenses) with respect to the Ave Maria Bond Fund.

Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years from the end of the fiscal year during which such waivers or reimbursements occurred, provided the Funds are able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Funds. As of June 30, 2004, the amount of fee waivers and expense reimbursements available for reimbursement to the Adviser are as follows:

--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund ..................................  $   251,484
Ave Maria Growth Fund ...........................................  $   122,605
Ave Maria Bond Fund .............................................  $   170,601
--------------------------------------------------------------------------------

As of June 30, 2004, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

-------------------------------------------------------------------------------------------------
                                   DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      2004              2005            2006             2007
--------------------------------------------------------------------------------------------------
Ave Maria Catholic Values Fund ..  $  57,270        $  99,770        $  66,849        $  27,595
Ave Maria Growth Fund ...........  $    --          $    --          $  72,903        $  49,702
Ave Maria Bond Fund .............  $    --          $    --          $  90,827        $  79,774
-------------------------------------------------------------------------------------------------

The Distributor serves as the principal underwriter for the distribution of shares of the Funds. During the six months ended June 30, 2004, the Distributor collected $1,511, $854, and $204 in contingent deferred sales loads on redemptions of shares of the Ave Maria Catholic Values Fund, Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively.

Each Fund has adopted a Shareholder Servicing Plan (the Plan), which allows the Funds to make payments to financial organizations for providing account administration and personal and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund's daily net assets (except that the service fee is limited to 0.10% of the average net assets of the Ave Maria Bond Fund allocable to Class I shares). During the six months ended June 30, 2004, the total expenses incurred pursuant to the Plan were $206,726, $30,223, and $2,723 for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively.

Pursuant to a Mutual Fund Services Agreement between the Funds and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Funds, maintains the records of each shareholder's account, and processes purchases and redemptions of each Fund's shares. For the performance of these services, the Ave Maria Bond Fund pays Ultimus a monthly fee at an annual rate of 0.10% of its average daily net assets and each of the Ave Maria

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
Catholic Values Fund and the Ave Maria Growth Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets. The fee payable by each Fund is subject to a minimum monthly fee of $4,000.

3. INVESTMENT  TRANSACTIONS

During the six months ended June 30, 2004, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

-----------------------------------------------------------------------------------------------
                                                     AVE MARIA
                                                     CATHOLIC         AVE MARIA      AVE MARIA
                                                    VALUES FUND      GROWTH FUND     BOND FUND
-----------------------------------------------------------------------------------------------
Purchases of investment securities ............... $ 55,187,420     $ 14,423,041    $ 3,718,772
                                                   =============    ============    ===========
Proceeds from sales of investment securities ..... $ 32,334,008     $    961,424    $ 1,605,312
                                                   =============    ============    ===========
-----------------------------------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

AVE MARIA MUTUAL FUNDS
series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Peter F. Barry
Donald J. Dawson, Jr.
Fred A. Erb
Bowie K. Kuhn
John J. McHale, Emeritus
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz, Chairman

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President

CATHOLIC ADVISORY BOARD
Bowie K. Kuhn, Chairman
Thomas S. Monaghan
Michael Novak
Paul R. Roney
Phyllis S. Schlafly

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
SCHWARTZ FUND DISTRIBUTORS, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

PRIMARY SELLING AGENT
Gregory J. Schwartz & Co., Inc.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

AUDITORS
DELOITTE & TOUCHE LLP
180 N. Stetson Ave.
Chicago, IL 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6. SCHEDULE OF INVESTMENTS.


Not applicable


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has no procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 10. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Schwartz Investment Trust
               -----------------------------------------------------------------

By (Signature and Title)*    /s/ George P. Schwartz
                          ------------------------------------------------------
                            George P. Schwartz, President

Date    August 20, 2004
      ---------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ George P. Schwartz
                          ------------------------------------------------------
                            George P. Schwartz, President


Date    August 20, 2004
      ---------------------


By (Signature and Title)*   /s/ Timothy S. Schwartz
                          ------------------------------------------------------
                            Timothy S. Schwartz, Treasurer


Date   August 20, 2004
      ---------------------

* Print the name and title of each signing officer under his or her signature.